Fair value measurements - Summary of Changes in Fair Value of the Derivative Warrant Liabilities (Detail) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Change in fair value of warrant liabilities					$ 10,000	$ 0
LEO HOLDINGS III CORP [Member]
Change in fair value of warrant liabilities	$ (4,225,000)			$ (811,667)
Level 3 [Member] | Convertible Notes [Member]
Fair Value Measurement Adjustments [Abstract]
Balance as of December 31, 2020					0
Additions					26,050,000
Fair value measurement adjustments					5,067,000
Balance as of September 30, 2021	31,117,000			31,117,000	31,117,000
Level 3 [Member] | Warrant Liability [Member]
Fair Value Measurement Adjustments [Abstract]
Balance as of December 31, 2020					0
Additions					1,415,000
Fair value measurement adjustments					10,000
Balance as of September 30, 2021	1,425,000			1,425,000	1,425,000
Level 3 [Member] | LEO HOLDINGS III CORP [Member]
Beginning balance	6,186,666	$ 7,745,000	$ 0	0
Issuance of Public and Private Warrants			9,153,333
Public Warrants transferred to Level 1		(3,905,000)
Change in fair value of warrant liabilities	(2,080,000)	2,346,666	(1,408,333)
Ending balance	$ 4,106,666	$ 6,186,666	$ 7,745,000	$ 4,106,666	$ 4,106,666